LONG-TERM DEBT, NET - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Long-term debt, net	$ 3,785,171	$ 3,815,232
Current portion of long-term debt, net	(117,393)	(102,836)
Non current portion of long-term debt, net	3,667,778	3,712,396
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Long-term debt, net	1,223,871	1,243,844
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	479,533	488,886
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net	18,092	22,705
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	944,548	936,514
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	811,782	809,871
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	$ 307,345	$ 313,412